--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

P.O. Box 8507, Boston, MA 02266
(800) 464-3108

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation through investment primarily in equity securities of Asian companies.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, a London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment operations of the Schroder Group are located in 20 countries worldwide including 12 offices in Asia. The Schroder Group has been managing international investment portfolios since the early years of this century. As of December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of March 31, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $29 billion under management, of which approximately $8.5 billion was invested in the Asian region.

                                                                   June 15, 1998

Dear Shareholder,

     On March 20, 1998, Schroder All-Asia Fund commenced operations by acquiring the assets and liabilities of Schroder Asian Growth Fund, Inc., a closed-end fund that had operated since December 30, 1993. This conversion to open-end status gave shareholders the advantages of additional account services, including daily pricing and liquidity. The conversion did not affect the Fund's investment strategy, however, widespread market volatility in the region during the first quarter of 1998 provided an especially challenging investment environment in which to accomplish such transition.

     Most Asian markets were volatile over the six months ended April 30, 1998 as investors responded to rapidly unfolding developments across the region. Late last year, management's investment view was that currency stability was the key ingredient to restoring investor confidence. We expected the outlook for the region's markets to remain volatile as economies adjusted to slower growth. The Fund's strategy was defensive and emphasized countries within the portfolio that had the most favorable macroeconomic conditions. Over the first calendar quarter of 1998, currency stability was restored as governments responded to International Monetary Fund imposed conditions. As a result, regional stock markets rallied broadly from their oversold levels.

     Overall, the investment strategy of the portfolio remains defensive. In the short-term, the region will continue to be impacted by external factors such as a potential U.S. interest rate rise and the failure of Japan's government to provide a satisfactory economic stimulus. Pressure on the Japanese yen should also present additional difficulties to Asian exporters.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

     Longer-term, management remains confident that the region can return to a favorable growth environment. The current moves to reform the financial sector look positive, the potential for export recovery remains, and the current tight liquidity conditions are expected to improve towards the second half of the fiscal year.

     Thank you for your interest in the Schroder All-Asia Fund.

                                         Sincerely,
                                         /s/ I. Peter Sedgwick
					 I. Peter Sedgwick
                                         Chairman


                                         /s/ Louise Croset
                                         Louise Croset
                                         President

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Schroder All-Asia Fund
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998) (unaudited)

Q: With the Fund's recent conversion from a closed-end to an open-end fund, has its investment management style changed?

A : The investment style has not changed as a result of the recent conversion. The Fund will continue to emphasize companies that are well-managed and of good quality. Schroders has an extensive network of 12 offices based in the region, where our research analysts are well placed to identify investment opportunities appropriate for the Fund.

Q: What are the characteristics of companies management looks for? Why have those companies fared poorly in recent months?

A : Fund management seeks to invest in companies that, by the nature of their business activity, will typically exhibit above average earnings growth relative to the market and be in control of their pricing environment. Often they will be market leaders in the relevant industry sector. Many of the companies exhibiting these qualities tend to be at the larger, more liquid end of the capitalization spectrum. In volatile markets, such as that which was witnessed during the Asian crisis last year, these stocks were not insulated from market volatility.

Q: What is the Fund's current exposure to Asian emerging markets?

A : Having reduced the Fund's overall position in emerging markets towards the end of the last calendar year, management raised the Fund's exposure to Korea where the government showed commitment to International Monetary Fund conditions. Within the emerging markets, management favors Northern Asian Countries and India. Management has tended to underweight the Southeast Asian emerging markets versus the benchmark as companies in these markets continue to have poor fundamentals and need to raise high levels of capital. The weakness of the financial sector in these countries is also cause for concern.

The Fund's largest position in emerging Asia continues to be India. Despite the ongoing political uncertainty, the market still offers attractively valued investment opportunities across a broad range of sectors. The Fund's weighting in Taiwan remains high in absolute terms although it is underweight versus the benchmark. Management will look to raise weightings in the smaller markets only when valuations return to reasonable levels, and the prospect for corporate earnings growth is brighter.

Q: What is the Fund's current position in the developed Asian markets?

A : Within Hong Kong and Singapore, the Fund maintained its position in defensive companies, despite a relaxation of interest rates that recently favored financial and real estate companies. Although such companies are financially sounder than others in the region, they should be adversely affected by domestic economic developments in the short term.

The views expressed in this report were those of the Fund's portfolio managers as of April 30, 1998, and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

--------------------------------------------------------------------------------

                                       3

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Schroder All-Asia Fund
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           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1998 (UNAUDITED)

                  INVESTMENT BY INDUSTRY

INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Capital Equipment                                21.4%
Construction                                      0.8%
Consumer Goods                                    5.2%
Energy                                            8.0%
Finance                                          15.4%
Machinery                                         0.7%
Materials                                         4.6%
Multi-Industry                                   10.1%
Real Estate                                       7.9%
Services                                         17.4%
Telecommunications                                5.9%
Cash and other Net Assets                         2.6%
                                           ---------------
Total                                           100.0%
                                           ---------------
                                           ---------------



                                TOP TEN HOLDINGS

SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Singapore Press Holdings Ltd. (SGD)              3.09%
HSBC Banking Corp. (HK)                          2.92%
Cheung Kong (HK)                                 2.76%
Hutchison Whampoa (HK)                           2.66%
Matsushita Electric Ind. (JAP)                   2.08%
Cheung Kong Infrastructure. Hldgs. (HK)          1.96%
United Overseas Bank Ltd. (HK)                   1.96%
Henderson Land Dev. Co. Ltd. (HK)                1.95%
Takeda Chemical Inds. (JAP)                      1.93%
New World Development Co. (HK)                   1.93%
                                           ---------------
Total                                           23.24%
                                           ---------------
                                           ---------------




                    COUNTRY WEIGHTINGS

COUNTRY                                    % OF NET ASSETS
----------------------------------------------------------
Japan                                            34.4%
Hong Kong/China                                  26.8%
Singapore                                        11.5%
Malaysia                                          9.1%
India                                             4.3%
Korea                                             4.2%
Taiwan                                            3.2%
Philippines                                       1.7%
Indonesia                                         1.3%
Thailand                                          0.9%
Cash and Other Net Assets                         2.6%
                                           ---------------
Total                                           100.0%
                                           ---------------
                                           ---------------

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                                       4

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Schroder All-Asia Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Notes 1 and 2):
            Investment in Schroder Asian Growth Fund Portfolio
              and Schroder Japan Portfolio (the 'Portfolios')                $ 87,949,147
         Receivable for Fund shares redeemed                                       18,599
         Other Receivables                                                         12,030
         Organization costs, net of amortization (Note 2)                          22,716
                                                                             ------------

                              Total Assets                                     88,002,492
                                                                             ------------
LIABILITIES:
         Payable for Fund shares redeemed                                         625,497
         Payable to subadministrator (Note 3)                                       3,976
         Accrued expenses and other liabilities                                   208,118
                                                                             ------------

                              Total Liabilities                                   837,591
                                                                             ------------

                              Net Assets                                     $ 87,164,901
                                                                             ------------
                                                                             ------------
COMPONENTS OF NET ASSETS:
         Paid-in capital                                                     $178,027,869
         Undistributed net investment income (loss)                              (277,537)
         Accumulated net realized gain (loss)                                 (75,724,736)
         Net unrealized appreciation (depreciation) on investments            (14,860,695)
                                                                             ------------

                              Net Assets                                     $ 87,164,901
                                                                             ------------
                                                                             ------------

SHARES OF BENEFICIAL INTEREST                                                  10,643,640
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS + SHARES OF BENEFICIAL INTEREST)                                      $8.19

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       5

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Schroder All-Asia Fund
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                   FOR THE PERIOD MARCH 23, 1998
                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                   TO APRIL 30, 1998 (UNAUDITED)
                                                                 ---------------------------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
         Dividend income (net of foreign withholding taxes of
           $44,656)                                                        $     756,621
         Interest Income                                                         614,809
         Net expenses                                                           (126,955)
                                                                        ----------------
                  Net Investment Income allocated from the
                    Portfolio                                                  1,244,475
                                                                        ----------------
EXPENSES:
         Investment Advisory (Note 3)                                            536,538
         Asset Allocation                                                         21,796
         Administration (Note 3)                                                 139,584
         Subadministration (Note 3)                                                5,449
         Transfer agency (Note 3)                                                 64,890
         Shareholder Services (Note 3)                                            27,245
         Custody                                                                  45,823
         Accounting (Note 3)                                                       1,290
         Reporting                                                                22,619
         Registration                                                             20,880
         Audit                                                                    18,817
         Amortization of organization costs (Note 2)                              16,851
         Legal                                                                   112,623
         Insurance                                                                29,306
         Trustee                                                                  11,272
         Miscellaneous                                                            27,101
                                                                        ----------------
                  Total Expenses                                               1,102,084
         Fees waived and expenses reimbursed (Note 4)                            (27,245)
                                                                        ----------------
                  Net expenses                                                 1,074,839
                                                                        ----------------
NET INVESTMENT INCOME (LOSS)                                                     169,636
                                                                        ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM
    THE PORTFOLIO:
         Net realized gain (loss) on investments sold (A)                    (46,914,132)
         Net realized gain (loss) on foreign currency
           transactions                                                         (126,772)
                                                                        ----------------
                  Net realized gain (loss) on investments and
                    foreign currency transactions                            (47,040,904)
                                                                        ----------------
         Net change in unrealized appreciation (depreciation) on
           investments (B)                                                    31,041,946
         Net change in unrealized appreciation (depreciation) on
           foreign currency transactions                                          (4,612)
                                                                        ----------------
                  Net change in unrealized appreciation
                    (depreciation) on investments and foreign
                    currency transactions                                     31,037,334
                                                                        ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM
    THE PORTFOLIOS                                                           (16,003,570)
                                                                        ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (15,833,934)
                                                                        ----------------
                                                                        ----------------

(A) Net of Indian capital gain tax of $171,672.
(B) Net of deferred Indian capital gain tax of $29,858.

    The accompanying notes are an integral part of the financial statements.
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                                       6


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Schroder All-Asia Fund
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE
                                                            PERIOD ENDED       FOR THE YEAR
                                                           APRIL 30, 1998         ENDED
                                                            (UNAUDITED)*     OCTOBER 31, 1997
                                                           --------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                             $ 150,405,575      $257,844,712
                                                           --------------    ----------------
OPERATIONS:
         Net investment income (loss)                             169,636          (716,825)
         Net realized gain (loss) on investments              (47,040,904)        3,109,202
         Net change in unrealized appreciation
           (depreciation) on investments                       31,037,334       (62,127,283)
                                                           --------------    ----------------
         Net increase (decrease) in net assets resulting
           from operations                                    (15,833,934)      (59,734,906)
                                                           --------------    ----------------
DISTRIBUTION TO SHAREHOLDERS FROM:
         Net investment income                                         --        (1,826,573)
                                                           --------------    ----------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares                                            37,057                --
         Reinvestment of distributions                                 --                --
         Redemption of shares                                 (47,443,797)      (45,877,658)
                                                           --------------    ----------------
         Net increase (decrease) from capital share
           transactions                                       (47,406,740)      (45,877,658)
                                                           --------------    ----------------
         Net increase (decrease) in net assets                (63,240,674)     (107,439,137)
                                                           --------------    ----------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                   87,164,901       150,405,575
                                                           --------------    ----------------
                                                           --------------    ----------------
(A) Accumulated undistributed net investment income
    (loss)                                                  $    (277,537)     $   (245,643)
                                                           --------------    ----------------
                                                           --------------    ----------------
SHARE TRANSACTIONS:
         Sale of shares                                             4,484                --
         Redemption of shares                                  (5,468,256)               --
                                                           --------------    ----------------
         Net increase (decrease) in shares                     (5,463,772)               --
                                                           --------------    ----------------
                                                           --------------    ----------------

  * Schroder All-Asia Fund converted from Schroder Asian Growth Fund, Inc., a closed-end fund, on March 20, 1998

    The accompanying notes are an integral part of the financial statements.

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                                       7

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Schroder All-Asia Fund
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FINANCIAL HIGHLIGHTS

     Selected per share data and ratios for a share outstanding throughout the period:

                                      For the Period
                                     November 1, 1997                                                      For the Period
                                    through April 30,             For the Year Ended October 31,          December 30, 1993
                                           1998            --------------------------------------------    to October 31,
                                     (unaudited) (a)           1997            1996            1995             1994

---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                 $   9.34            $  13.15        $  12.62        $  13.84         $   14.01
                                    ------------------     ------------    ------------    ------------   -----------------
Investment Operations
  Net Investment Income
     (Loss)                                 (0.01) (b)          (0.05)          (0.03)           0.02             (0.01) (b)
  Net Realized and
     Unrealized Gain (Loss)
     on Investments                         (1.16)              (3.66)           0.56           (1.24)            (0.16)
                                    ------------------     ------------    ------------    ------------   -----------------
Total from Investment Operations            (1.15)              (3.71)           0.53           (1.22)            (0.17)
                                    ------------------     ------------    ------------    ------------   -----------------
Distributions From
  Net Investment Income                        --               (0.09)             --              --                --
                                    ------------------     ------------    ------------    ------------   -----------------
Tender offer costs charged to
  paid-in-capital in excess of
  par                                          --               (0.01)             --              --                --
                                    ------------------     ------------    ------------    ------------   -----------------
Net Asset Value, End of
  Period                                 $   8.19            $   9.34        $  13.15        $  12.62         $   13.84
                                    ------------------     ------------    ------------    ------------   -----------------
                                    ------------------     ------------    ------------    ------------   -----------------
Total Return (c)                           -12.31%(d)          -28.62%           4.20%          -8.82%            -1.21%(d)
Ratio/Supplementary Data
Net Assets at End of Period
  (in thousands)                         $ 87,165            $150,406        $257,840        $247,490         $ 271,420
Ratios to Average Net Assets:
  Expenses including
     reimbursement/waiver                    1.87%(b)(e)            --              --              --                --
  Expenses excluding
     reimbursement/waiver                    1.91%(b)(e)         1.78%           1.57%           1.65%             1.59%(e)
  Net investment income
     (loss) including
     reimbursement/waiver                    0.26%(b)(e)        -0.31%          -0.19%           0.12%            -0.10%(e)
Average Commision Rate Per Share
  (f)                                       N/A               $ 0.0142        $ 0.0224         N/A                 N/A
Portfolio Turnover Rate                     N/A                39.14%          34.71%          66.79%              1.98%

------------------
(a) The Fund commenced operations on March 23, 1998 (see Note 1).
(b) Includes the Fund's proportionate share of income and expenses of each of the Portfolios.
(c) For periods prior to March 20, 1998, total return calculations reflect the expenses for Schroder Asia Growth Fund, Inc. Had the Fund's expenses been used, total returns would have been lower. For the period ended April 30, 1998, total return would have been lower had certain fees and expenses of the Fund not been limited by SCMI (See Note 4).
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commissions per share paid by the Portfolios to brokers on the purchase and sale of equity securities on which commissions are charged.

    The accompanying notes are an integral part of the financial statements.

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                                       8

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Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Series Trust II (Delaware) (the 'Trust') was organized as a Delaware business trust on December 5, 1997. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has one investment portfolio. Included in this report is the Schroder All-Asia Fund (the 'Fund'), a non-diversified portfolio that was converted, as of March 20, 1998, from Schroder Asian Growth Fund, Inc., a closed-end fund that commenced operations on December 30, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Class A Shares.

   MASTER-FEEDER ARRANGEMENT

         The Fund currently invests substantially all of its assets in Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio (the 'Portfolios' and each a 'Portfolio'). Each are seperately managed, non-diversified investment portfolios of Schroder Capital Funds ('Schroder Core'). This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from a Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in each Portfolio as a partnership investment and records daily its share of each Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included on pages 12 to 28 in this report and should be read in conjunction with the Fund's financial statements. The Fund owns approximately 99.9% and 99.8% of the Schroder Asian Growth Fund Portfolio and the Schroder Japan Portfolio, respectively, and may be deemed under certain circumstances, for purposes of the Act, to control the Portfolios.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in each Portfolio are discussed in the Notes to the Financial Statements of the Portfolios.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

--------------------------------------------------------------------------------

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Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

         Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. Indian tax regulations require that taxes be paid on capital gains realized by the Fund. At April 30, 1998, the Fund decreased net unrealized appreciation on investments by the estimated tax liability attributable to Indian investments of $29,858 and decreased net realized gains on investments by $171,672 for taxes incurred on gains realized from Indian investments.

   ORGANIZATIONAL COSTS

         Costs incurred by the Fund in connection with its organization are being amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISERS

         The Fund currently invests all of its assets in the Portfolios, which retain Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of each Portfolio. SCMI also serves as investment adviser to the Fund under an investment advisory and asset allocation agreement with the Trust. Under this agreement, SCMI is entitled to receive a monthly investment advisory fee for asset allocation services at an annual rate of 0.20% of the Fund's average daily net assets with respect to assets invested in the Portfolios.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The administrator is Schroder Fund Advisors Inc. ('Schroder Advisors') and the Subadministrator is Forum Administrative Services, LLC ('FAdS'). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of average daily net assets of the Fund.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Boston Financial Data Services (the 'Transfer Agent'). The Transfer Agent is paid a minimum transfer agent fee in the amount of $12,500 per year, plus certain other fees and expenses.

   SHAREHOLDER SERVICE PLAN AND SERVICE ORGANIZATIONS

         The Trust has adopted a Shareholder Service Plan (the 'Plan') for the Class A Shares under which Schroder Advisors is authorized to pay service organizations a servicing fee. Payments under the Plan may be for various types of services. The maximum annual amount payable under the Plan is 0.25% of the Fund's average net assets.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') is the Fund's fund accountant. For its services to the Fund, FAcS is entitled to receive from the Fund a fee of $12,000 per year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Until October 31, 1998, SCMI, Schroder Advisors, and FAcS have volunteered to waive their compensation (and, if necessary, SCMI and Schroder Advisors have agreed to pay Fund expenses) to the extent that the Fund's total expenses would otherwise exceed an annual rate of 1.95%. SCMI and FAcS may continue to waive voluntarily all or a portion of their fees from time to time. As of April 30, 1998, SCMI and Schroder Advisors waived fees of $21,796 and $5,449, respectively.

NOTE 5. PURCHASE AND REDEMPTION FEES

         Shares received in connection with the conversion of Schroder Asian Growth Fund, Inc. are subject to a redemption fee of 2.00% for the six-month period following the conversion on March 20, 1998. As of April 30, 1998, redemption fees for the Fund totalled $948,406. Redemption fees are retained by the Fund.

NOTE 6. BENEFICIAL INTEREST

         For the period ended April 30, 1998, there was one unaffiliated shareholder owning more than 10% of the Fund's net assets totaling 26.44%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

 SHARES                                     VALUE US$
---------                                  ------------
            CHINA - (0.3%)
    9,000   Huaneng Power International
              Inc. ADR (cost 154,845)
              Energy                            198,000
                                           ------------
            HONG KONG - (40.9%)
            COMMON STOCK - (40.9%)
  150,000   CLP Holdings Limited
              Finance                           720,363
1,115,000   Chen Hsong Holdings
              Finance                           285,008
  328,000   Cheung Kong Holdings Ltd.
              Capital Equipment               2,182,470
  674,000   Cheung Kong Infrastructure
              Holdings
              Capital Equipment               1,709,777
  574,000   China Telecom (Hong Kong)
              Services                        1,089,297
  531,000   Citic Pacific Ltd.
              Multi-Industry                  1,631,505
  994,000   Cosco Pacific Ltd.
              Finance                           673,694
   85,200   HSBC Holdings plc
              Finance                         2,431,880
  380,000   Henderson Land Development CO.
              Ltd.
              Finance                         1,697,370
  308,200   Hong Kong Telecom
              Services                          576,922
  659,600   Hong Kong and China Gas
              Company Ltd.
              Energy                            898,359
  471,000   Hongkong Electric Holdings
              Ltd.
              Energy                          1,447,154
  340,000   Hutchison Whampoa Ltd.
              Multi-Industry                  2,102,712
  590,000   New World Development Co. Ltd.
              Finance                         1,679,491
  665,000   New World Infrastructure
              Finance                         1,429,397
  248,000   Sun Hung Kai Properties Ltd.
              Finance                         1,472,741
  120,000   Swire Pacific Ltd.
              Multi-Industry                    599,528
                                           ------------
                                             22,627,668
                                           ------------
            WARRANTS (0.0%)
   35,800   Miscellaneous                             0
                                           ------------
            Total Hong Kong (cost
              $26,463,629)                   22,627,668
                                           ------------
            INDIA - (6.7%)
            COMMON STOCK (6.7%)
   31,000   Bajaj Auto Ltd.
              Services                          465,020
   99,000   Bharat Petroleum
              Capital Equipment                 997,105



 SHARES                                     VALUE US$
---------                                  ------------
            INDIA (CONCLUDED)
   34,000   Hindustan Lever Ltd.
              Multi-Industry                  1,350,069
    1,779   Ranbaxy Laboratories Ltd.
              Consumer Durables                  29,721
  125,000   State Bank of India
              Finance                           908,032
       77   Tata Engineering and
              Locomotive Co.
              Capital Equipment                     539
                                           ------------
            Total India (cost $3,145,718)     3,750,486
                                           ------------
            INDONESIA - (2.1%)
            COMMON STOCK (2.1%)
1,028,000   PT Hanjaya Mandala Sampoerna
              Consumer Non-Durables             665,175
1,232,000   PT Telekomunikasi Indonesia
              Services                          480,593
                                           ------------
            Total Indonesia (cost
              $1,566,188)                     1,145,768
                                           ------------
            KOREA, REPUBLIC OF - (6.5%)
            COMMON STOCK (6.5%)
  146,000   Daewoo Heavy Industries
              Capital Equipment                 722,080
  105,900   Kookmin Bank
              Finance                           669,551
   29,700   Korea Electric Power Corp.
              Energy                            404,445
   70,700   LG Electronics
              Electrical Appliances             841,101
       87   SK Telecom Co. Ltd.
              Telecommunications                 51,960
   16,984   Samsung Electronics Co.
              Capital Equipment                 940,379
                                           ------------
                                              3,629,516
                                           ------------
            RIGHTS (0.0%)
    1,351   Samsung Electronics
              Capital Equipment                  26,080
                                           ------------
            Total Korea, Republic Of
              (cost $4,127,727)               3,655,596
                                           ------------
            MALAYSIA - (14.3%)
            COMMON STOCK (14.3%)
  481,000   Gamuda Berhad
              Services                          542,733
  321,500   Genting Berhad
              Services                        1,065,936
  890,000   Island & Peninsular Berhad
              Multi-Industry                    644,893
  490,000   Magnum Corp. Berhad
              Finance                           327,540
  108,000   Malayan Banking Berhad
              Finance                           317,647
  313,000   Malaysia International
              Shipping Bhd
              Services                          531,431


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
APRIL 30, 1998 (UNAUDITED)


 SHARES                                     VALUE US$
---------                                  ------------
            MALAYSIA (CONCLUDED)
  151,000   Malaysian Assurance Alliance
              Berhad
              Finance                           262,433
  398,000   Petronaus Gas Berhad
              Energy                            957,755
  208,000   RJ Reynolds Berhad
              Consumer Non-Durables             330,909
   82,000   Tanjong PLC
              Finance                           186,366
  470,000   Telekom Malaysia Berhad
              Services                        1,407,486
  688,000   Tenaga Nasional Berhad
              Energy                          1,370,480
                                           ------------
            Total Malaysia (cost
              $10,631,832)                    7,945,609
                                           ------------
            PHILIPPINES - (2.6%)
            COMMON STOCK (2.6%)
  468,000   Ayala Land Incorporated
              Finance                           183,585
  172,300   Manila Electric Company 'B'
              Shares
              Energy                            489,220
   29,540   Philippine Long Distance
              Telephone Company
              Telecommunications                790,920
                                           ------------
            Total Philippines (cost
              $1,541,167)                     1,463,725
                                           ------------
            SINGAPORE - (18.0%)
            COMMON STOCK (18.0%)
  263,000   City Developments Ltd.
              Finance                         1,137,702
   91,000   Development Bank of Singapore
              Ltd.
              Finance                           603,410
  408,000   Keppel Corp. Ltd.
              Services                        1,097,619
  437,000   Keppel Land Ltd.
              Services                          518,825
  207,000   NatSteel Ltd.
              Multi-Industry                    271,904
  104,000   Overseas Union Bank
              Finance                           394,064
  130,000   Singapore International
              Airlines
              Capital Equipment                 845,595



 SHARES                                     VALUE US$
---------                                  ------------
            SINGAPORE (CONCLUDED)
  243,727   Singapore Press Holdings Ltd.
              Services                        2,693,541
  430,000   Singapore Telecommunications,
              Ltd.
              Services                          738,617
  360,880   United Overseas Bank Ltd.
              Finance                         1,709,250
                                           ------------
            Total Singapore (cost
              $12,798,510)                   10,010,527
                                           ------------
            TAIWAN - (4.7%)
            COMMON STOCK (4.7%)
   24,000   Asustek Computer, Inc.
              Capital Equipment                 495,000
   59,500   ROC Taiwan Fund
              Finance                           505,750
   44,600   Taiwan Fund Inc.
              Finance                           738,042
   35,000   Taiwan Semiconductor
              Manufacturing Co.
              Energy                            859,688
                                           ------------
            Total Taiwan (cost $1,985,331)    2,598,480
                                           ------------
            THAILAND - (1.5%)
            COMMON STOCK (1.5%)
  103,000   Bangkok Bank Public Company
              Ltd.
              Finance                           258,332
  180,000   Electricity Generating Public
              Company Ltd.
              Services                          349,061
  101,000   Thai Farmers Bank Public
              Company Ltd.
              Finance                           231,115
                                           ------------
            Total Thailand (cost $885,598)      838,508
                                           ------------
            Total Investments (100.0%)
              (cost $63,300,545)             54,234,367
                                           ------------
            OTHER ASSETS LESS
              LIABILITIES -  (2.4%)           1,359,404
                                           ------------
                                             55,593,404
                                           ------------
                                           ------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                               $63,300,545
            Net unrealized appreciation (depreciation)                         (9,066,178)
                                                                              -----------

                  Total investments at value                                   54,234,367

         Cash                                                                     363,396
         Receivable for dividends, tax reclaims and interest                      196,804
         Receivable for investments sold                                        1,259,853
         Organization costs, net of amortization (Note 2)                           5,871
                                                                              -----------

                  Total assets                                                 56,060,291
                                                                              -----------

LIABILITIES:
         Payable for investments purchased                                        250,796
         Payable to adviser (Note 3)                                               36,821
         Payable to administrator (Note 3)                                          2,630
         Payable to subadministrator (Note 3)                                       2,630
         Accrued expenses and other liabilities                                   173,643
                                                                              -----------

                  Total liabilities                                               466,520
                                                                              -----------
                  Net Assets                                                  $55,593,771
                                                                              -----------
                                                                              -----------

COMPONENTS OF NET ASSETS:
         Investors' capital                                                   $64,660,290
         Net unrealized appreciation (depreciation) on investments             (9,066,519)
                                                                              -----------
                  Net Assets                                                  $55,593,771
                                                                              -----------
                                                                              -----------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                     For the Period
                                                                                     March 23, 1998
                                                                              (commencement of operations)
                                                                                   to April 30, 1998
                                                                                      (unaudited)
                                                                              ----------------------------
INVESTMENT INCOME:
       Dividend income (net of foreign withholding taxes of $16,570)                  $    229,198
       Interest Income                                                                      73,661
                                                                                   ---------------
                     Total investment income                                               302,859
                                                                                   ---------------

EXPENSES:
       Investment advisory (Note 3)                                                         52,310
       Administration (Note 3)                                                               3,736
       Subadministration (Note 3)                                                            3,736
       Transfer agency (Note 3)                                                              1,298
       Custody                                                                               7,473
       Accounting (Note 3)                                                                   6,452
       Legal                                                                                   684
       Audit                                                                                12,250
       Amortization of organization costs (Note 2)                                             129
       Miscellaneous                                                                           488
                                                                                   ---------------
                     Total expenses                                                         88,556
       Fee waived and expenses reimbursed (Note 6)                                          (1,613)
                                                                                   ---------------
                     Net expenses                                                           86,943
                                                                                   ---------------
NET INVESTMENT INCOME (LOSS)                                                               215,916
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments sold (A)                                   (247,082)
       Net realized gain (loss) on forward foreign currency transactions                    (4,302)
                                                                                   ---------------
                     Net realized gain (loss) on investments and foreign
                       currency transactions                                              (251,384)
                                                                                   ---------------
       Net change in unrealized appreciation (depreciation) on investments
          (B)                                                                           (9,096,034)
       Net change in unrealized appreciation (depreciation) on forward
          foreign currency transactions                                                       (342)
                                                                                   ---------------
                     Net change in unrealized appreciation (depreciation)
                       on investments and foreign currency transactions                 (9,096,376)
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS                                                     (9,347,760)
                                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ (9,131,844)
                                                                                   ---------------
                                                                                   ---------------

(A) Net of Indian capital gain tax of $21,225.
(B) Net of deferred Indian capital gain tax of $29,857.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              For the Period
                                                                                              March 23, 1998
                                                                                       (commencement of operations)
                                                                                            to April 30, 1998
                                                                                               (unaudited)
                                                                                       ----------------------------
NET ASSETS, BEGINNING OF PERIOD                                                                $         --
                                                                                            ---------------
OPERATIONS:
         Net investment income (loss)                                                               215,916
         Net realized gain (loss) on investments                                                   (251,384)
         Net change in unrealized appreciation (depreciation) on investments                     (9,096,376)
                                                                                            ---------------
         Net increase (decrease) in net assets resulting from operations                         (9,131,844)
                                                                                            ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                                           94,612,178
         Withdrawals                                                                            (29,886,563)
                                                                                            ---------------
         Net transactions from investors' beneficial interest                                    64,725,615
                                                                                            ---------------
         Net increase (decrease) in net assets                                                   55,593,771
                                                                                            ---------------
NET ASSETS, END OF PERIOD                                                                      $ 55,593,771
                                                                                            ---------------
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following period:

                                                                                                   For the Period
                                                                                                   March 23, 1998
                                                                                                       through
                                                                                                   April 30, 1998
                                                                                                   (unaudited) (a)
------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                                                                 1.16% (b)
  Expenses excluding reimbursement/waiver                                                                 1.19% (b)
  Net investment income including reimbursement/waiver                                                    2.21% (b)
Average Commission Rate Per Share (c)                                                                  $0.0120
Portfolio Turnover Rate                                                                                  12.26%

------------------

(a) The Portfolio commenced operations on March 23, 1998.
(b) Annualized.
(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, currently has eight investment portfolios. Included in this report is Schroder Asian Growth Fund Portfolio (the 'Portfolio'), a non-diversified portfolio that commenced operations on March 23, 1998. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at a current market price then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ('SCMI') is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.70% of the average daily net assets of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Schroder Core, on behalf of the Portfolio, has entered into an Administration agreement with Schroder Fund Advisors Inc. ('Schroder Advisors'). In addition, the Trust has entered into a Subadministration agreement with Forum Administrative Services, LLC, ('FAdS'). Pursuant to their agreements, Schroder Advisors and FAdS provide certain management and administrative services to the Portfolio. For their services, each of Schroder Advisors and FAdS is entitled to receive an annual fee, payable monthly, of 0.05%, of the Portfolio's average daily net assets, subject to a $25,000 minimum annual fee payable to FAdS for subadministration.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions. FAcS also serves as the Portfolio's transfer agent and is entitled to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended April 30, 1998 aggregated $70,638,777 and $6,337,662, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1998 was $64,068,683 and the net unrealized depreciation of investment securities was $9,060,183. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $2,812,346, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $11,872,529.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss in the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

         Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. Indian tax regulations require that taxes be paid on capital gains realized by the Portfolio. At April 30, 1998, the Portfolio decreased net unrealized appreciation on investments by the estimated tax liability attributable to Indian investments of $29,857 and decreased net realized gains on investments by $21,225 for taxes incurred on gains realized from Indian investments.

NOTE 6. WAIVER OF FEES

         SCMI, Schroder Advisors, FAdS and FAcS may waive voluntarily all or a portion of their fees from time to time. For the period ended April 30, 1998, FAcS waived fees of $1,613.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 1998 (UNAUDITED)


          COMMON STOCK - 91.6%
SHARES                                      VALUE US$
---------                                  ------------
            CAPITAL EQUIPMENT - 23.9%
   50,000   Amada Metrecs Co., Ltd.        $    292,136
   64,000   Daiwa House Industry Co., Ltd.      518,278
   27,000   Glory Ltd.                          453,645
   38,000   Inaba Denkisangyo Co.               402,634
    6,000   Kyocera Corp.                       315,144
   15,000   Meiko Shokai                        181,639
   41,000   Murata Manufacturing Co., Ltd.    1,203,965
    4,000   Rohm Co., Ltd.                      452,282
    7,700   SMC Corp.                           641,035
   28,000   Sanki Engineering                   213,608
   13,500   Sony Corp.                        1,124,915
  384,000   Sumitomo Metal Industries           636,774
   42,000   Toyota Motor Corp.                1,096,647
   20,000   Yamatake-Honeywell Co., Ltd.        221,146
                                           ------------
                                              7,753,848
                                           ------------
            CONSUMER DURABLES - 10.6%
  111,000   Matsushita Electric Industrial
              Co., Ltd.                       1,765,550
   59,000   Takeda Chemical Inds.             1,687,883
                                           ------------
                                              3,453,433
                                           ------------
            CONSUMER NON-DURABLES - 0.1%
    2,000   Aoyamma Trading Co., Ltd.            45,747
                                           ------------
            ENERGY - 1.5%
   31,000   Nittetsu Mining Co., Ltd.           121,297
   73,000   Showa Shell Sekiyu                  370,168
                                           ------------
                                                491,465
                                           ------------
            ELECTRIC - 8.6%
   39,000   Fuji Photo Film Co.               1,390,494
  162,000   Hitachi Ltd.                      1,163,536
   88,000   Mitsubishi Electric Corp.           226,444
                                           ------------
                                              2,780,474
                                           ------------
            FINANCE - 10.2%
    3,000   Aiful Corp.                         198,895
   17,000   Asahi Bank Ltd.                      65,445
   23,700   Credit Saison Co., Ltd.             514,788
   91,000   Koa Fire & Marine Insurance
              Co., Ltd.                         389,124
   64,000   Nomura Securities Co., Ltd.         782,260



 SHARES                                     VALUE US$
---------                                  ------------
            FINANCE (CONCLUDED)
  103,000   Sumitomo Marine & Fire
              Insurance Co.                     615,053
  162,000   Yasuda Fire & Marine Insurance
              Co., Ltd.                         735,639
                                           ------------
                                              3,301,204
                                           ------------
            MATERIALS - 9.7%
   67,000   Bridgestone Corp.                 1,533,499
   67,000   Kuraray Co., Ltd.                   566,911
   87,000   Nippon Paper Industries Co.         390,456
   73,000   Oji Paper Co., Ltd.                 342,542
   80,000   Sakata Inx Corp.                    311,208
                                           ------------
                                              3,144,616
                                           ------------
            MULTI-INDUSTRY - 6.1%
  143,000   Mitsui & Co., Ltd.                  887,459
  110,000   Sumitomo Corp.                      632,710
   32,960   TOC Co., Ltd.                       306,825
   11,000   Trusco Nakayama Corp.               142,361
                                           ------------
                                              1,969,355
                                           ------------
            SERVICES - 20.9%
   88,000   Airport Facilities Co., Ltd.        266,404
   26,000   Banyu Pharmaceutical Co., Ltd.      336,487
    9,000   Chubu-Nippon Broadcast Co.,
              Ltd.                               98,767
      216   East Japan Railway Co.            1,079,512
  145,000   Hanshin Electric Railway            448,838
   12,000   Ito-Yokado Co., Ltd.                622,115
   24,000   Kinden Corp.                        315,326
   81,000   Mitsubishi Corp.                    613,033
   57,000   Omron Corp.                         895,141
    8,000   Secom                               472,262
   47,000   Sekisui House, Ltd.                 367,804
  106,000   Toppan Printing Co., Ltd.         1,261,924
                                           ------------
                                              6,777,613
                                           ------------
            Total Investments - 91.6%
              (cost $36,419,108)             29,717,755
            Other Assets Less
              Liabilities - 8.4%              2,733,125
                                           ------------
            Total Net Assets - 100.0%        32,450,880
                                           ------------
                                           ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $ 36,419,108
            Net unrealized appreciation (depreciation)                         (6,701,353)
                                                                             ------------

                  Total investments at value                                   29,717,755
         Cash                                                                   1,749,819
         Receivable for dividends, tax reclaims and interest                      138,570
         Receivable for investments sold                                          928,880
         Organization costs, net of amortization (Note 2)                           5,871
                                                                             ------------

                  Total assets                                                 32,540,895
                                                                             ------------

LIABILITIES:
         Payable for investments purchased                                         52,926
         Payable to adviser (Note 3)                                                9,090
         Payable to administrator (Note 3)                                          1,448
         Payable to subadministrator (Note 3)                                       1,448
         Accrued expenses and other liabilities                                    25,103
                                                                             ------------

                  Total liabilities                                                90,015
                                                                             ------------
                  Net assets                                                 $ 32,450,880
                                                                             ------------
                                                                             ------------

COMPONENTS OF NET ASSETS:
         Investors' capital                                                  $ 39,155,421
         Net unrealized appreciation (depreciation) on investments             (6,704,541)
                                                                             ------------
                  Net assets                                                 $ 32,450,880
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                     For the Period
                                                                                     March 23, 1998
                                                                              (commencement of operations)
                                                                                   to April 30, 1998
                                                                                      (unaudited)
                                                                              ----------------------------
INVESTMENT INCOME:
       Dividend income (net of foreign withholding taxes of $21,615)                  $    125,628
       Interest income                                                                      48,713
                                                                                   ---------------
             Total investment income                                                       174,341
                                                                                   ---------------

EXPENSES:
       Investment advisory (Note 3)                                                         22,313
       Administration (Note 3)                                                               2,028
       Subadministration (Note 3)                                                            2,028
       Transfer agency (Note 3)                                                              1,298
       Custody                                                                               1,217
       Accounting (Note 3)                                                                   6,452
       Legal                                                                                   371
       Audit                                                                                12,250
       Amortization of organization costs (Note 2)                                             129
       Miscellaneous                                                                           509
                                                                                   ---------------
             Total expenses                                                                 48,595
       Fees waived and expenses reimbursed (Note 6)                                         (8,456)
                                                                                   ---------------
             Net expenses                                                                   40,139
                                                                                   ---------------
NET INVESTMENT INCOME (LOSS)                                                               134,202
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments sold                                       (243,089)
       Net realized gain (loss) on forward foreign currency transactions                       (99)
                                                                                   ---------------
             Net realized gain (loss) on investments and foreign currency
                transactions                                                              (243,188)
                                                                                   ---------------
       Net change in unrealized appreciation (depreciation) on investments              (6,701,352)
       Net change in unrealized appreciation (depreciation) on foreign
          currency transactions                                                             (3,189)
                                                                                   ---------------
             Net change in unrealized appreciation (depreciation) on
                investments and foreign currency transactions                           (6,704,541)
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS                                                     (6,947,729)
                                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ (6,813,527)
                                                                                   ---------------
                                                                                   ---------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              For the Period
                                                                                              March 23, 1998
                                                                                       (commencement of operations)
                                                                                            to April 30, 1998
                                                                                               (unaudited)
                                                                                       ----------------------------
NET ASSETS, BEGINNING OF PERIOD:                                                               $         --
                                                                                           ----------------
OPERATIONS:
         Net investment income (loss)                                                               134,202
         Net realized gain (loss) on investments                                                   (243,188)
         Net change in unrealized appreciation (depreciation) on investments                     (6,704,541)
                                                                                           ----------------
         Net increase (decrease) in net assets resulting from operations                         (6,813,527)
                                                                                           ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                                           57,144,099
         Withdrawals                                                                           (17 ,879,692)
                                                                                           ----------------
         Net transactions from investors' beneficial interest                                    39,264,407
                                                                                           ----------------
         Net increase (decrease) in net assets                                                   32,450,880
                                                                                           ----------------
NET ASSETS, END OF PERIOD                                                                      $ 32,450,880
                                                                                           ----------------
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following periods:

                                                                                                  For the Period
                                                                                                  March 23, 1998
                                                                                                     through
                                                                                                  April 30, 1998
                                                                                                   (unaudited)
                                                                                                       (a)
----------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                                                                0.99% (b)
  Expenses excluding reimbursement/waiver                                                                1.20% (b)
  Net investment income including reimbursement/waiver                                                   3.31% (b)
Average Commission Rate Per Share (c)                                                                $ 0.0426
Portfolio Turnover Rate                                                                                  5.39%

------------------

(a) The Portfolio commenced operations on March 23, 1998.
(b) Annualized.
(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, currently has eight investment portfolios. Included in this report is Japan Portfolio (the 'Portfolio'), a non-diversified portfolio that commenced operations on March 23, 1998. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less generally are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ('SCMI') is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.55% of the average daily net assets of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Schroder Core, on behalf of the Portfolio, has entered into an Administration Agreement with Schroder Fund Advisors Inc. ('Schroder Advisors'). In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, LLC, ('FAdS'). Pursuant to their agreements, Schroder Advisors and FAdS provide certain management and administrative services to the Portfolio. For their services, each of Schroder Advisors and FAdS is entitled to receive an annual fee, payable monthly, of 0.05% of the Portfolio's average daily net assets, subject to a minimum annual fee of $25,000 payable to FAdS for subadministration.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions. FAcS also serves as the Portfolio's transfer agent and is entitled to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended April 30, 1998 aggregated $7,315,703 and $1,083,186, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1998 was $36,419,108 and the net unrealized depreciation of investment securities was $6,701,353. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $380,049, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $7,081,402.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES

         SCMI voluntarily has waived a portion of its advisory fees and has assumed certain expenses of the Portfolio. Schroder Advisors, FAdS and FAcS may waive voluntarily all or a portion of their fees from time to time. For the period ended April 30, 1998 SCMI and FAcS have waived fees of $6,843 and $1,613, respectively.

NOTE 7. CONCENTRATION OF RISK

         Because the Portfolio has substantially all of its portfolio securities invested in companies domiciled in Japan, it may be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

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                                       28

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

TRUSTEES
I. Peter Sedgwick, Chairman
Louise Croset, President
Peter E. Guernsey
John I. Howell
William L. Means
David M. Salisbury

OFFICERS
Louise Croset, President
Heather F. Crighton, Vice President
Catherine A. Mazza, Vice President
  & Assistant Secretary
Mark J. Smith, Vice President
Donald H. Farquharson, Vice President
David M. Salisbury, Vice Chairperson
Margaret H. Douglas-Hamilton, Secretary
Fergal Cassidy, Treasurer
Alexandra Poe, Assistant Secretary

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

TRANSFER AGENT
Boston Financial Data Services Inc.
Two Heritage Drive
Quincy, MA 02171

INDEPENDENT AUDITORS
Cooper & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110-2624

This report is for the information of the Shareholders of the Schroder All-Asia Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

SAAFSEMI498

[LOGO] SCHRODERS
-------------------

       Schroder
       All-Asia
       Fund


       SEMI-ANNUAL REPORT
       April 30, 1998
       (Unaudited)


       Schroder Series Trust II